FAEGRE DRINKER BIDDLE & REATH LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

215-988-2700

Fax: 215-988-2757

www.faegredrinker.com

April 28, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund Inc.(“RBB”)
(1933 Act Registration No. 033-20827)
(1940 Act Registration No. 811-05518)

Ladies and Gentlemen:

On behalf of RBB, transmitted for filing under the Securities Act of 1933, as amended (the “1933 Act”), is a copy of RBB’s Registration Statement on Form N-14, including exhibits (the “Registration Statement”). This filing relates to the following:

i. the proposed acquisition by the F/m Investments Large Cap Focused Fund, a newly formed series of RBB (the “Acquiring F/m Fund”), of all assets and liabilities of the F/m Investments Large Cap Focused Fund, a series of F/m Funds Trust (the “Acquired F/m Fund”), in exchange for shares of the Acquiring F/m Fund, referred to herein as “F/m Fund Reorganization;”

ii. the proposed acquisition by Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund, each a newly formed series of RBB (the “Acquiring Oakhurst Funds”), of the assets and liabilities of the corresponding Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and Oakhurst Short Duration High Yield Credit Fund, each a series of F/m Funds Trust (the “Acquired Oakhurst Funds”), in exchange for shares of each corresponding Acquiring Oakhurst Funds, referred to herein as “Oakhurst Funds Reorganization” and together with F/m Fund Reorganization, the “Reorganizations.”

The combined Proxy Statements/Prospectuses contained in this filing will be used in the solicitation of proxies of applicable shareholders, voting separately, to approve:

i. with respect to F/m Fund Reorganization, (1) an Agreement and Plan of Reorganization, pursuant to which the Acquired F/m Fund will transfer that portion of its assets and liabilities attributable to each class of its shares (in aggregate, all of its assets and liabilities) to the Acquiring F/m Fund, in exchange for shares of a corresponding class of shares of the Acquiring F/m Fund, followed by the distribution of the Acquiring F/m Fund’s shares of each class to the Acquired F/m Fund’s shareholders of the corresponding class in complete liquidation of the Acquired F/m Fund; (2) a proposed new investment advisory agreement between F/m Funds Trust, on behalf of the Acquired F/m Fund, and F/m Investments, LLC;

ii. with respect to Oakhurst Funds Reorganization, (1) an Agreement and Plan of Reorganization, pursuant to which each of the Acquired Oakhurst Funds will transfer that portion of its assets and liabilities attributable to each class of shares (in aggregate, all of its assets and liabilities) to the corresponding Acquiring Oakhurst Fund, in exchange for shares of the corresponding class of shares of each Acquiring Oakhurst Fund, followed by the distribution of each Acquiring Oakhurst Fund’s shares of each class to the corresponding Acquired Oakhurst Fund’s shareholders of the corresponding class in complete liquidation of each Acquired Oakhurst Fund; (2) a proposed new investment advisory agreement between F/m Funds Trust, on behalf of each Acquired Oakhurst Fund, and Oakhurst Capital Advisors, LLC (formerly, Oakhurst Capital Management, LLC) (“Oakhurst”); (3) a proposed new sub-advisory agreement among F/m Funds Trust, on behalf of each Acquired Oakhurst Fund; Oakhurst; and F/m Investments, LLC, d/b/a Oakhurst Capital Management (formerly, F/m Investments, LLC, d/b/a Oakhurst Capital Advisors);

iii. with respect to each of the Reorganizations, (1) if necessary, to approve a proposal to adjourn or postpone the special shareholder meeting to permit further solicitation of proxies in the event that a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the special shareholder meeting to approve any aforementioned proposals; and (2) to transact such other business as may properly come before the special shareholder meeting or any adjournments or postponements thereof.

This filing is being made pursuant to Rule 488 under the 1933 Act, and it is intended that the Registration Statement will become effective automatically on May 28, 2023. Therefore, we would appreciate receiving any comments you may have as soon as possible so that we may be in a position to mail the Proxy Statement/Prospectus contained in the Registration Statement on or about May 31, 2023.

RBB has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940, as amended.

Questions and comments concerning the enclosed materials may be directed to me at 215-988-2571.

Very truly yours,

/s/ Cheri R. Williams
Cheri R. Williams

Enclosures